Other assets-Other / Other liabilities - Schedule of Other assets-Other and Other liabilities (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2019	Mar. 31, 2018
Other assets-Other:
Securities received as collateral		¥ 282,656	¥ 301,072
Goodwill and other intangible assets		19,792	99,455
Deferred tax assets		15,026	16,135
Investments in equity securities for other than trading or operating purposes	[1]	175,015	192,819
Prepaid expenses		14,544	14,561
Other		241,058	284,092
Total, Other assets-Other		748,091	908,134
Other liabilities:
Obligation to return securities received as collateral		282,656	301,072
Accrued income taxes		11,898	34,181
Other accrued expenses and provisions		401,408	448,423
Other		162,905	166,858
Total, Other liabilities		¥ 858,867	¥ 950,534

[1]	Includes marketable and non-marketable equity securities held for other than trading or operating purposes. These investments were comprised of listed equity securities and unlisted equity securities of \63,132 million and \129,687 million respectively, as of March 31, 2018, and \45,712 million and \129,303 million respectively, as of March 31, 2019. These securities are carried at fair value, with changes in fair value recognized within Revenue-Other in the consolidated statements of income.